Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$
At cost:
Electronic equipment	301,783	418,381	60,851
Office equipment	1,361	1,534	223
Motor vehicles	2,855	3,645	530
Software	34,310	40,255	5,855
Leasehold improvements	40,408	41,225	5,996

	380,717	505,040	73,455
Less: Accumulated depreciation	(250,395)	(334,842)	(48,701)

	130,322	170,198	24,754

Depreciation expense was RMB65,246, RMB81,915 and RMB90,270 (US$13,129) for the years ended December 31, 2016, 2017 and 2018, respectively.